Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (3,662,596)	$ 388,065
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	79,916	79,339
Bad debt (recovery) provisions	(50,561)	145,957
Share based compensations	1,825,000
Loss on disposition of fixed assets	118,338
Amortization of operating lease right-of-use assets	115,102
Changes in operating assets and liabilities:
Accounts receivable	132,455	(344,476)
Accounts receivable-related parties	40,137	(61,213)
Prepayments and other assets	508,659	708,452
Contract assets	(263,667)	220,318
Accounts payable	342,513	267,068
Accrued expenses and other liabilities	(1,482,532)	122,342
Deferred revenue	(1,313,987)	(2,450,091)
Refund liability	66,231	(194,172)
Operating lease liabilities	(78,329)
Taxes payable	253,272	642,297
Net cash used in operating activities	(3,370,049)	(476,114)
Cash flows from investing activities:
Long-term investment	(4,527,335)
Purchase of property and equipment	(167,292)	(160,573)
Net cash used in investing activities	(4,694,627)	(160,573)
Cash flows from financing activities:
Proceeds from short-term bank loans	215,020	235,434
Repayment of short-term bank loans		(156,956)
Proceeds from long-term bank loans	1,920,844
Repayment of long-term bank loans	(1,654,219)
Proceeds from (repayment to) related parties	127,390	(40,819)
(Repayment to) proceeds from third party loans	(161,936)	62,783
Payment of issuance costs		(72,561)
Net cash provided by financing activities	447,099	27,881
Effect of exchange rates changes on cash	(16,586)	18,909
Net decrease in cash	(7,634,163)	(589,897)
Cash, beginning of period	20,347,501	1,192,780
Cash, end of period	12,713,338	602,883
Supplemental cash flow disclosures:
Cash paid for income tax	138	34
Cash paid for interest	202,546	75,899
Non-cash operating, investing and financing activities
Operating lease right of use assets obtained in exchange for operating lease obligations	$ 1,640,529